                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30th, 2007

Check here if Amendment [X]: Amendment Number
                                              ----------
This Amendment (Check only one): [X] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TD Asset Management USA Inc.
Address:   Canada Trust Tower, BCE Place, 161 Bay Street,
           35th Floor, Toronto, Ontario, M5J 2T2

Form 13F File Number: 28-05929

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barbara Callbeck
Title:   Managing Director
Phone:   416-308-5346

Signature, Place, and Date of Signing:

Barbara Callbeck                        Toronto, Ontario   May 10th, 2007
-------------------------------------   ----------------   --------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report summary:

Number of Other Included Managers:             One (1)

Form 13F Information Table Entry Total:           140

Form 13F Information Table Value Total:     C$690,257
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1                            Toronto Dominion Investments, Inc.
      --------------------

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
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                                 TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP    [x$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
3M CO                         COM            88579Y101     5,732    75,000             Sole                   75,000
3M CO                         COM            88579Y101       481     6,295             Defined         1       6,295
ABBOTT LABS                   COM            002824100    15,345   275,000             Sole                  275,000
ABBOTT LABS                   COM            002824100       203     3,630             Defined         1       3,630
ABER DIAMOND CORP             COM            002893105       399    10,700             Sole                   10,700
ABN AMRO HLDG NV              SPONSORED ADR  000937102       214     4,980             Defined         1       4,980
ACCENTURE LTD BERMUDA         CL A           G1150G111     6,321   164,000             Sole                  164,000
AGRIUM INC                    COM            008916108       442    11,500             Sole                   11,500
ALCAN INC                     COM            013716105       522    10,000             Sole                   10,000
ALTRIA GROUP INC              COM            02209S103       351     4,000             Sole                    4,000
AMERICAN EXPRESS CO           COM            025816109     3,610    64,000             Sole                   64,000
AMERICAN EXPRESS CO           COM            025816109       298     5,275             Defined         1       5,275
AMERICAN INTL GROUP INC       COM            026874107    15,729   234,000             Sole                  234,000
AMERICAN INTL GROUP INC       COM            026874107       249     3,704             Defined         1       3,704
AUTOMATIC DATA PROCESSING IN  COM            053015103    11,955   247,000             Sole                  247,000
AVON PRODS INC                COM            054303102     5,105   137,000             Sole                  137,000
BANK MONTREAL QUE             COM            063671101       641    10,600             Sole                   10,600
BANK NEW YORK INC             COM            064057102    12,935   319,000             Sole                  319,000
BANK NOVA SCOTIA HALIFAX      COM            064149107       378     8,200             Sole                    8,200
BANK OF AMERICA CORPORATION   COM            060505104    16,837   330,000             Sole                  330,000
BANK OF AMERICA CORPORATION   COM            060505104       256     5,010             Defined         1       5,010
BARCLAYS PLC                  ADR            06738E204    16,570   291,000             Sole                  291,000
BCE INC                       COM NEW        05534B760       557    19,698             Sole                   19,698
BHP BILLITON LTD              SPONSORED ADR  088606108       381     7,855             Defined         1       7,855
BROOKFIELD PPTYS CORP         COM            112900105       374     9,200             Sole                    9,200
CADBURY SCHWEPPES PLC         ADR            127209302     9,514   185,200             Sole                  185,200
CAE INC                       COM            124765108       230    20,400             Sole                   20,400
CANADIAN NATL RY CO           COM            136375102       741    14,559             Defined         1      14,559
CDN IMPERIAL BK OF COMMERCE   COM            136069101       261     3,000             Sole                    3,000
CHARLES RIV LABS INTL INC     COM            159864107     1,943    42,000             Sole                   42,000
CHUBB CORP                    COM            171232101    12,251   237,100             Sole                  237,100
CINTAS CORP                   COM            172908105     6,679   185,000             Sole                  185,000
CISCO SYS INC                 COM            17275R102       279    10,935             Defined         1      10,935
CITIGROUP INC                 COM            172967101    11,911   232,000             Sole                  232,000
CITIGROUP INC                 COM            172967101       628    12,234             Defined         1      12,234
COLGATE PALMOLIVE CO          COM            194162103       431     6,460             Defined         1       6,460
COMCAST CORP NEW              CL A           20030N101     3,114   120,000             Sole                  120,000
COMCAST CORP NEW              CL A SPL       20030N200       238     9,331             Defined         1       9,331
CONSTELLATION BRANDS INC      CL A           21036P108    13,615   642,800             Sole                  642,800
CREDIT SUISSE GROUP           SPONSORED ADR  225401108     9,956   138,600             Sole                  138,600
CREDIT SUISSE GROUP           SPONSORED ADR  225401108       257     3,580             Defined         1       3,580
CRYSTALLEX INTL CORP          COM            22942F101       268    73,200             Sole                   73,200
CVS CORP                      COM            126650100     7,169   210,000             Sole                  210,000
CVS CORP                      COM            126650100       224     6,555             Defined         1       6,555
DIAGEO P L C                  SPON ADR NEW   25243Q205    11,794   145,700             Sole                  145,700
ELDORADO GOLD CORP NEW        COM            284902103        69    11,800             Sole                   11,800
ENCANA CORP                   COM            292505104     2,199    37,658             Defined         1      37,658
ENERGY METALS CORP            COM            29271B106       120    10,000             Sole                   10,000

EXXON MOBIL CORP              COM            30231G102       756    10,015             Defined         1      10,015
FAIRFAX FINL HLDGS LTD        SUB VTG        303901102       316     1,400             Sole                    1,400
FIRST DATA CORP               COM            319963104    10,437   388,000             Sole                  388,000
FORWARD AIR CORP              COM            349853101       293     8,900             Sole                    8,900
GENENTECH INC                 COM NEW        368710406       328     4,000             Sole                    4,000
GENERAL ELECTRIC CO           COM            369604103       570    16,125             Defined         1      16,125
GENWORTH FINL INC             COM CL A       37247D106     7,442   213,000             Sole                  213,000
GENZYME CORP                  COM            372917104     1,801    30,000             Sole                   30,000
GEVITY HR INC                 COM            374393106       237    12,000             Sole                   12,000
GILEAD SCIENCES INC           COM            375558103     2,295    30,000             Sole                   30,000
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105    13,550   245,200             Sole                  245,200
GLOBAL PMTS INC               COM            37940X102       262     7,700             Sole                    7,700
GOLDCORP INC NEW              COM            380956409     1,038    43,225             Defined         1      43,225
GOLDEN STAR RES LTD CDA       COM            38119T104        86    19,500             Sole                   19,500
GROUPE CGI INC                CL A SUB VTG   39945C109       226    26,100             Sole                   26,100
HARTFORD FINL SVCS GROUP INC  COM            416515104    12,330   129,000             Sole                  129,000
HOME DEPOT INC                COM            437076102     7,091   193,000             Sole                  193,000
HOME DEPOT INC                COM            437076102       243     6,625             Defined         1       6,625
HSBC HLDGS PLC                SPON ADR NEW   404280406       201     2,285             Defined         1       2,285
IAMGOLD CORP                  COM            450913108       116    15,000             Sole                   15,000
ILLINOIS TOOL WKS INC         COM            452308109     5,934   115,000             Sole                  115,000
INTEL CORP                    COM            458140100       238    12,447             Defined         1      12,447
INTERNATIONAL BUSINESS MACHS  COM            459200101       303     3,214             Defined         1       3,214
ISHARES INC                   MSCI JAPAN     464286848       474    32,440             Defined         1      32,440
ISHARES TR                    MSCI EAFE IDX  464287465       996    13,040             Defined         1      13,040
IVANHOE MINES LTD             COM            46579N103       117    10,000             Sole                   10,000
JOHNSON & JOHNSON             COM            478160104    12,173   202,000             Sole                  202,000
JOHNSON & JOHNSON             COM            478160104       538     8,935             Defined         1       8,935
JP MORGAN CHASE & CO          COM            46625H100    15,627   323,000             Sole                  323,000
KINROSS GOLD CORP             COM NO PAR     496902404       167    12,100             Sole                   12,100
KRAFT FOODS INC               CL A           50075N104     6,490   205,000             Sole                  205,000
LEHMAN BROS HLDGS INC         COM            524908100     8,689   124,000             Sole                  124,000
LILLY ELI & CO                COM            532457108    14,555   271,000             Sole                  271,000
MAGNA INTL INC                CL A           559222401       248     3,300             Sole                    3,300
MANULIFE FINL CORP            COM            56501R106     1,048    30,415             Defined         1      30,415
MARSHALL & ILSLEY CORP        COM            571834100    12,828   277,000             Sole                  277,000
MCGRAW HILL COS INC           COM            580645109     7,131   113,400             Sole                  113,400
MEDTRONIC INC                 COM            585055106    13,810   281,500             Sole                  281,500
MELLON FINL CORP              COM            58551A108     9,620   223,000             Sole                  223,000
MERRILL LYNCH & CO INC        COM            590188108    11,842   145,000             Sole                  145,000
MERRILL LYNCH & CO INC        COM            590188108       201     2,465             Defined         1       2,465
MICROSOFT CORP                COM            594918104       446    16,000             Defined         1      16,000
MIRAMAR MINING CORP           COM            60466E100       236    49,900             Sole                   49,900
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR  606822104       144    12,745             Defined         1      12,745
MORGAN STANLEY                COM NEW        617446448     8,199   104,100             Sole                  104,100
NEXEN INC                     COM            65334H102       644    10,500             Sole                   10,500
NORTEL NETWORKS CORP NEW      COM NEW        656568508       237     9,900             Sole                    9,900
NOVA CHEMICALS CORP           COM            66977W109       251     8,100             Sole                    8,100
NOVARTIS A G                  SPONSORED ADR  66987V109    15,624   286,000             Sole                  286,000
PEPSICO INC                   COM            713448108    14,937   235,000             Sole                  235,000
PEPSICO INC                   COM            713448108       419     6,590             Defined         1       6,590
PETSMART INC                  COM            716768106     8,420   255,468             Sole                  255,468
PFIZER INC                    COM            717081103       273    10,801             Defined         1      10,801
PRICE T ROWE GROUP INC        COM            74144T108    14,516   307,616             Sole                  307,616

PROCTER & GAMBLE CO           COM            742718109    12,436   196,900             Sole                  196,900
PROCTER & GAMBLE CO           COM            742718109       585     9,270             Defined         1       9,270
PRUDENTIAL FINL INC           COM            744320102    15,146   167,800             Sole                  167,800
QUEST DIAGNOSTICS INC         COM            74834L100    10,652   213,600             Sole                  213,600
R H DONNELLEY CORP            COM NEW        74955W307    10,314   145,500             Sole                  145,500
RIO NARCEA GOLD MINES INC     COM            766909105       184    46,900             Sole                   46,900
ROGERS COMMUNICATIONS INC     CL B           775109200       285     8,700             Sole                    8,700
ROGERS COMMUNICATIONS INC     CL B           775109200       603    18,410             Defined         1      18,410
SANOFI AVENTIS                SPONSORED ADR  80105N105    12,157   279,400             Sole                  279,400
SCHEIN HENRY INC              COM            806407102     8,398   152,200             Sole                  152,200
SCHLUMBERGER LTD              COM            806857108       303     4,385             Defined         1       4,385
SCRIPPS E W CO OHIO           CL A           811054204    11,438   256,000             Sole                  256,000
SHAW COMMUNICATIONS INC       CL B CONV      82028K200       461    12,500             Sole                   12,500
STRYKER CORP                  COM            863667101     8,489   128,000             Sole                  128,000
SUN LIFE FINL INC             COM            866796105       892    19,600             Sole                   19,600
SUN LIFE FINL INC             COM            866796105       719    15,830             Defined         1      15,830
SYSCO CORP                    COM            871829107    12,077   357,000             Sole                  357,000
TALISMAN ENERGY INC           COM            87425E103       379    21,600             Sole                   21,600
THOMSON CORP                  COM            884903105       207     5,000             Sole                    5,000
TLC VISION CORP               COM            872549100       191    36,000             Sole                   36,000
TORONTO DOMINION BK ONT       COM NEW        891160509       652    10,800             Defined         1      10,800
TOTAL S A                     SPONSORED ADR  89151E109       209     2,995             Defined         1       2,995
TRANSCANADA CORP              COM            89353D107       273     8,200             Sole                    8,200
TYCO INTL LTD NEW             COM            902124106       252     8,000             Sole                    8,000
UNITED TECHNOLOGIES CORP      COM            913017109       324     4,990             Defined         1       4,990
UNITEDHEALTH GROUP INC        COM            91324P102    16,156   305,000             Sole                  305,000
US BANCORP DEL                COM NEW        902973304     8,751   250,250             Sole                  250,250
VEOLIA ENVIRONNEMENT          SPONSORED ADR  92334N103     9,944   133,800             Sole                  133,800
WACHOVIA CORP 2ND NEW         COM            929903102     7,487   136,000             Sole                  136,000
WALGREEN CO                   COM            931422109     7,801   170,000             Sole                  170,000
WALGREEN CO                   COM            931422109       280     6,100             Defined         1       6,100
WELLS FARGO & CO NEW          COM            949746101    14,495   421,000             Sole                  421,000
WPP GROUP PLC                 SPON ADR 0905  929309409    16,338   215,000             Sole                  215,000
WYETH                         COM            983024100    15,759   315,000             Sole                  315,000
WYETH                         COM            983024100       414     8,274             Defined         1       8,274
YUM BRANDS INC                COM            988498101     7,624   132,000             Sole                  132,000
ZIMMER HLDGS INC              COM            98956P102    12,641   148,000             Sole                  148,000
ZIONS BANCORPORATION          COM            989701107     8,173    96,700             Sole                   96,700
                                                         -------
                         140                             690,257
                                                         =======